UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      Form 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment  [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Old Mutual Capital, Inc.
Address:    4643 S. Ulster Street, 6th Floor
            Denver CO 80237

Form 13F File Number: 028-11581

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kathryn A. Burns
Title:      Chief Compliance Officer
Phone:      720.200.7718


Signature, Place, and Date of Signing:

/s/ Kathryn A. Burns	   Denver, Colorado   October 29, 2010

The institutional investment manager filing this report also files this report with respect to its parent holding company Old Mutual (US) Holdings Inc. (Form 13F File No. 028-11931).

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    ----------------------------------------
028-05990               Acadian Asset Management LLC
028-04895               Analytic Investors, LLC
028-12481               Ashfield Capital Partners, LLC
028-01006               Barrow Hanley Mewhinney & Strauss Inc.
028-11628               Copper Rock Capital Partners LLC
028-11912               Dwight Asset Management Company LLC
028-01666               Eagle Asset Management, Inc.
028-04321               Heitman Real Estate Securities LLC
028-04041               Thompson Siegel & Walmsley LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
Form 13F Information Table Entry Total:     26
Form 13F Information Table Value Total:     $559,506

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report Is filed, other than the manager filing this report.

No.   Form 13F File Number    Name
1     028-11931               Old Mutual (US) Holdings, Inc.

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
  APPLE COMPUTER INC             COM              037833100    23830    83981 SH       DEFINED 01            83981        0        0
  ALLSTATE CORP                  COM              020002101    15227   482644 SH       DEFINED 01           482644        0        0
  BANK OF AMERICA CORP.          COM              060505104    19916  1520000 SH       DEFINED 01          1520000        0        0
  BERKSHIRE HATHAWAY - CL B      CL B             084670702    12844   155350 SH       DEFINED 01           155350        0        0
  CISCO SYSTEMS INC              COM              17275R102    14894   680113 SH       DEFINED 01           680113        0        0
  DELL, INC.                     COM              24702R101    19291  1488502 SH       DEFINED 01          1488502        0        0
  GENL ELECTRIC                  COM              369604103    24564  1511620 SH       DEFINED 01          1511620        0        0
  GOOGLE INCORPORATED            COM              38259P508    29549    56200 SH       DEFINED 01            56200        0        0
  HALLIBURTON CO                 COM              406216101    17151   518618 SH       DEFINED 01           518618        0        0
  HARTFORD FINL S                COM              416515104    11934   520000 SH       DEFINED 01           520000        0        0
  INTEL CORP                     COM              458140100    16730   870000 SH       DEFINED 01           870000        0        0
  INVESCO LTD                    COM              G491BT108    16135   760000 SH       DEFINED 01           760000        0        0
  JOHNSON & JOHNS                COM              478160104    21869   352957 SH       DEFINED 01           352957        0        0
  JPMORGAN CHASE & CO.           COM              46625H100    14741   387301 SH       DEFINED 01           387301        0        0
  MEDTRONIC                      COM              585055106    20057   597304 SH       DEFINED 01           597304        0        0
  METLIFE INC                    COM              59156R108    38755  1007930 SH       DEFINED 01          1007930        0        0
  MERCK & CO                     COM              58933Y105    26142   710186 SH       DEFINED 01           710186        0        0
  MICROSOFT CORP                 COM              594918104    28461  1162135 SH       DEFINED 01          1162135        0        0
  NRG ENERGY INC                 COM              629377508    29301  1407326 SH       DEFINED 01          1407326        0        0
  PFIZER INC                     COM              717081103    25026  1457547 SH       DEFINED 01          1457547        0        0
  QUALCOMM                       COM              747525103    17082   378600 SH       DEFINED 01           378600        0        0
  STAPLES INC                    COM              855030102    12552   600000 SH       DEFINED 01           600000        0        0
  STATE STREET CORP              COM              857477103    22308   592353 SH       DEFINED 01           592353        0        0
  UNITEDHEALTH GROUP INC         COM              91324P102    22381   637457 SH       DEFINED 01           637457        0        0
  WAL-MART STORES                COM              931142103    20168   376839 SH       DEFINED 01           376839        0        0
  EXXON MOBIL COR                COM              30231G102    38598   624664 SH       DEFINED 01           624664        0        0

S REPORT SUMMARY             26     DATA RECORDS          559506                1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED